Business Acquisitions	12 Months Ended
Oct. 31, 2012
Business Acquisitions

Note 2—Business Acquisitions

The Company paid cash of approximately $9 million during fiscal 2012 to expand its e-commerce business and $6 million during fiscal 2011 related to business acquisitions that are not considered material to consolidated results of operations.